LONG-TERM INVESTMENT IMPAIRMENT CHARGE (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 Investment	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Jun. 30, 2014
Gain (Loss) on Investments [Line Items]
Long-term investment impairment charge	$ 500,000	$ 2,900,000	$ 0	$ 0	$ 3,353,000
Number of long-term investments impaired dwc		2
Other long-term assets			8,581,000	1,235,000
Estimate of Fair Value Measurement [Member]
Gain (Loss) on Investments [Line Items]
Fair value of long term investments						0
Non-Publicly Traded Company [Member]
Gain (Loss) on Investments [Line Items]
Investments, carrying value			0	0
Warrants Acquired to Purchase Company Shares [Member]
Gain (Loss) on Investments [Line Items]
Investments, carrying value			1,200,000	1,200,000
Other long-term assets							$ 1,700,000